State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017

TO THE PROSPECTUS

DATED MAY 1, 2017

STATE STREET AGGREGATE BOND INDEX FUND

Class A (SSFCX)

Class I (SSFDX)

Class K (SSFEX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk” under the heading “Principal Risks” in the section “Fund Summaries – State Street Aggregate Bond Index Fund” on page 20 of the Prospectus is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

2.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk (principal risk for the Aggregate Bond Index Fund)” under the heading “Additional Information About Risks” in the section “Additional Information About Investment Objectives, Principal Strategies and Risks” on page 57 of the Prospectus is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk (principal risk for the Aggregate Bond Index Fund). The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ABPROSUPP2017

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017

TO THE PROSPECTUS

DATED MAY 1, 2017

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

(SSAFX)

(the “Portfolio”)

Effective immediately, the Prospectus is supplemented as follows:

1.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk” under the heading “Principal Risks” in the section “Fund Summaries – State Street Aggregate Bond Index Portfolio” on page 18 of the Prospectus is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk: The Portfolio may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Portfolio’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Portfolio to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

2.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk (principal risk for the Aggregate Bond Index Portfolio)” under the heading “Additional Information About Risks” in the section “Additional Information About Investment Objectives, Principal Strategies and Risks” on page 54 of the Prospectus is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk (principal risk for the Aggregate Bond Index Portfolio). The Portfolio may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Portfolio’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Portfolio to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ABPORTPROSUPP2017

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017

TO THE PROSPECTUS

DATED MAY 1, 2017

STATE STREET TARGET RETIREMENT 2015 FUND Class A (SSBBX) Class I (SSBFX) Class K (SSBHX)	STATE STREET TARGET RETIREMENT 2035 FUND Class A (SSBZX) Class I (SSCJX) Class K (SSCKX)	STATE STREET TARGET RETIREMENT 2055 FUND Class A (SSDMX) Class I (SSDOX) Class K (SSDQX)

STATE STREET TARGET RETIREMENT 2020 FUND Class A (SSBJX) Class I (SSBNX) Class K (SSBOX)	STATE STREET TARGET RETIREMENT 2040 FUND Class A (SSCLX) Class I (SSCNX) Class K (SSCQX)	STATE STREET TARGET RETIREMENT 2060 FUND Class A (SSDTX) Class I (SSDWX) Class K (SSDYX)

STATE STREET TARGET RETIREMENT 2025 FUND Class A (SSBPX) Class I (SSBRX) Class K (SSBSX)	STATE STREET TARGET RETIREMENT 2045 FUND Class A (SSCUX) Class I (SSDDX) Class K (SSDEX)	STATE STREET TARGET RETIREMENT FUND Class A (SSFLX) Class I (SSFNX) Class K (SSFOX)

STATE STREET TARGET RETIREMENT 2030 FUND Class A (SSBUX) Class I (SSBWX) Class K (SSBYX)	STATE STREET TARGET RETIREMENT 2050 FUND Class A (SSDFX) Class I (SSDJX) Class K (SSDLX)

(each a “Fund,” and collectively the “Funds”)

Effective immediately, the Prospectus is supplemented as follows:

1.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk” under the heading “Principal Risks” in the Fund Summary sections of the Prospectus for each Fund is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk: The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

2.	The paragraph “When-Issued, TBA and Delayed Delivery Securities Risk” under the heading “Additional Information About Risks” in the section “Additional Information About Investment Objectives, Principal Strategies and Risks” on page 121 of the Prospectus is hereby deleted and replaced with the following:

When-Issued, TBA and Delayed Delivery Securities Risk. The Fund may purchase securities on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Recently finalized rules of the Financial Industry Regulatory Authority, Inc. impose mandatory margin requirements for certain types of when-issued, TBA delayed delivery or forward commitment transactions, with limited exceptions. Such transactions historically have not been required to be collateralized, and mandatory collateralization could increase the cost of such transactions and impose added operational complexity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TDPROSUPP2017

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MAY 1, 2017, AS REVISED MAY 12, 2017

Effective immediately, the SAI is supplemented as follows:

The section “ADDITIONAL INVESTMENTS AND RISKS – When-Issued Securities and Delayed Delivery Securities” beginning on page 32 of the SAI is hereby deleted and replaced with the following:

When-Issued, Delayed Delivery and Forward Commitment Transactions

To secure an advantageous price or yield, certain Funds may purchase securities on a when-issued, delayed delivery, to-be-announced (“TBA”) or forward commitment basis and may sell securities on a forward commitment or delayed delivery basis. A Fund will enter into when-issued, delayed delivery, TBA or forward commitment transactions for the purpose of acquiring securities and not for the purpose of leverage.

When purchasing a security on a when-issued, delayed delivery, TBA or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. In general, a Fund does not pay for the securities until received and does not start earning interest or other income until the contractual settlement date. A Fund may take delivery of the securities or it may sell the securities before the settlement date.

At the time of delivery of the securities, the value may be more or less than the purchase or sale price. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery, TBA or forward commitment purchases are outstanding, the purchases may result in a form of leverage and give rise to increased volatility of the Fund’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, delayed delivery, TBA or forward commitment transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Purchases of when-issued, delayed delivery, TBA or forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Cash or other liquid assets in an amount equal to the amount of a Fund’s when-issued, delayed-delivery, TBA or forward commitment purchase obligations will be earmarked on the Fund’s books. There is no guarantee, however, that such earmarking will be successful in reducing or eliminating the leveraging effect of such transactions or the risks associated with leverage.

A TBA transaction involves a commitment to purchase securities sold for a fixed price where the underlying securities are announced at a future date. The seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. For this reason, in a TBA transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions. The purchaser in a TBA transaction generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser.

Certain Funds may also enter into a forward commitment to sell securities it owns. The use of forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined. Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts.

Recently finalized rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) impose mandatory margin requirements for “Covered Agency Transactions,” which include TBA Transactions, certain transactions in pass-through mortgage-backed securities or small-business administration-backed asset-backed securities and transactions in collateralized mortgage obligations, in each case where such transactions have delayed contractual settlement dates of a specified period. There are limited exceptions to these margin requirements. Covered Agency Transactions historically have not been required to be collateralized. The collateralization of Covered Agency Transactions is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of such transactions and impose added operational complexity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FDSAISUP2017

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 20, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MAY 1, 2017

Effective immediately, the SAI is supplemented as follows:

The section “ADDITIONAL INVESTMENTS AND RISKS – When-Issued Securities and Delayed Delivery Securities” beginning on page 28 of the SAI is hereby deleted and replaced with the following:

When-Issued, Delayed Delivery and Forward Commitment Transactions

To secure an advantageous price or yield, certain Portfolios may purchase securities on a when-issued, delayed delivery, to-be-announced (“TBA”) or forward commitment basis and may sell securities on a forward commitment or delayed delivery basis. A Portfolio will enter into when-issued, delayed delivery, TBA or forward commitment transactions for the purpose of acquiring securities and not for the purpose of leverage.

When purchasing a security on a when-issued, delayed delivery, TBA or forward commitment basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. In general, a Portfolio does not pay for the securities until received and does not start earning interest or other income until the contractual settlement date. A Portfolio may take delivery of the securities or it may sell the securities before the settlement date.

At the time of delivery of the securities, the value may be more or less than the purchase or sale price. If a Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, TBA or forward commitment purchases are outstanding, the purchases may result in a form of leverage and give rise to increased volatility of the Portfolio’s net asset value. Default by, or bankruptcy of, a counterparty to a when-issued, delayed delivery, TBA or forward commitment transaction would expose the Portfolio to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Purchases of when-issued, delayed delivery, TBA or forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Cash or other liquid assets in an amount equal to the amount of a Portfolio’s when-issued, delayed-delivery, TBA or forward commitment purchase obligations will be earmarked on the Portfolio’s books. There is no guarantee, however, that such earmarking will be successful in reducing or eliminating the leveraging effect of such transactions or the risks associated with leverage.

A TBA transaction involves a commitment to purchase securities sold for a fixed price where the underlying securities are announced at a future date. The seller does not specify the particular securities to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, a Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. For this reason, in a TBA transaction, a Portfolio commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions. The purchaser in a TBA transaction generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser.

Certain Portfolios may also enter into a forward commitment to sell securities it owns. The use of forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. In a forward sale, a Portfolio does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined. Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts.

Recently finalized rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) impose mandatory margin requirements for “Covered Agency Transactions,” which include TBA Transactions, certain transactions in pass-through mortgage-backed securities or small-business administration-backed asset-backed securities and transactions in collateralized mortgage obligations, in each case where such transactions have delayed contractual settlement dates of a specified period. There are limited exceptions to these margin requirements. Covered Agency Transactions historically have not been required to be collateralized. The collateralization of Covered Agency Transactions is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of such transactions and impose added operational complexity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PORTSSAISUPP2017